Commitments and Contingencies - Company's future minimum lease payments under contractual lease obligations (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Future minimum lease payments under contractual lease obligations capital leases
2021	$ 2,836
2022	1,895
2023	470
2024	27
Total minimum lease commitments	5,228
Less: Current portion of capital lease obligations	(2,836)
Long-term portion of capital lease obligations	2,392
Future minimum lease payments under contractual lease obligations operating leases
2021	2,591
2022	1,994
2023	1,614
2024	923
2025 & Thereafter	546
Total minimum lease commitments	$ 7,668